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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Lawrence A. Oberman           Northbrook, IL      08/12/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 19
                                        --------------------

Form 13F Information Table Value Total: 140,071
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
      COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------------  --------  --------  ---------  --------------------- ------------ ---------   -----------------------
                           TITLE OF             VALUE      SHRS OR   SH/  PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER           CLASS      CUSIP   (x$1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS      SOLE   SHARED   NONE
-------------------------  --------  --------- ---------  --------- ----- ----  ------------ ---------   --------- ------   ----
AMBASSADORS GROUP INC        COM     023177108    11,761    854,105 SH          SOLE                       854,105    0       0
AMBASSADORS GROUP INC        COM     023177108        69      5,000 SH          OTHER                        5,000    0       0
BALCHEM CORP                 COM     057665200    12,926    527,145 SH          SOLE                       527,145    0       0
BLACKBAUD INC                COM     09227Q100     6,362    409,138 SH          SOLE                       409,138    0       0
DYNAMEX INC                  COM     26784F103     9,547    620,308 SH          SOLE                       620,308    0       0
LIQUIDITY SERVICES INC       COM     53635B107    14,630  1,483,792 SH          SOLE                     1,483,792    0       0
NVE CORP                   COM NEW   629445206    18,516    380,993 SH          SOLE                       380,993    0       0
PURECYCLE CORP             COM NEW   746228303     6,508  1,807,649 SH          SOLE                     1,807,649    0       0
REPLIGEN CORP                COM     759916109     1,956    355,616 SH          SOLE                       355,616    0       0
SCIENTIFIC LEARNING CORP     COM     808760102    10,008  5,132,555 SH          SOLE                     5,132,555    0       0
SURMODICS INC                COM     868873100    14,902    658,526 SH          SOLE                       658,526    0       0
SURMODICS INC                COM     868873100       158      7,000 SH          OTHER                        7,000    0       0
TECHNE CORP                  COM     878377100     1,371     21,479 SH          SOLE                        21,479    0       0
UNIVERSAL TECHNICAL
 INST INC                    COM     913915104    15,160  1,015,429 SH          SOLE                     1,015,429    0       0
UNIVERSAL TECHNICAL
 INST INC                    COM     913915104       143      9,600 SH          OTHER                        9,600    0       0
WEBSENSE INC                 COM     947684106    13,535    758,707 SH          SOLE                       758,707    0       0
WEBSENSE INC                 COM     947684106       128      7,200 SH          OTHER                        7,200    0       0
X-RITE INC                   COM     983857103     2,368  1,578,676 SH          SOLE                     1,578,676    0       0
X-RITE INC                   COM     983857103        23     15,500 SH          OTHER                       15,500    0       0